Derivative Financial Instruments (Schedule Of Gains And Losses For Trading And Risk Management Derivatives Not Designated As Hedging Instruments) (Detail) (Not Designated as Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (177)	¥ (17)	¥ 77
Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	121	160	(27)
Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(92)	(94)	80
Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(138)	(47)	21
Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	(1)	2
Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(11)	2	(6)
Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(61)	(37)	7
Foreign Exchange Gains (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	(95)	80
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(92)	(94)	80
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(2)	(1)
Trading Account Profits (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(83)	78	(3)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	121	160	(27)
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(138)	(47)	21
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	(1)	2
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(11)	2	(6)
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (59)	¥ (36)	¥ 7